Financial instruments - Fair value measurement (Details) - RUB (₽) ₽ in Millions	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Transfer of assets out of Level 1 into Level 2	₽ 0
Transfer of assets out of Level 2 into Level 1	0
Transfer of liabilities out of Level 1 into Level 2	0
Transfer of liabilities out of Level 2 into Level 1	0
Transfer of assets into Level 3	0
Transfer of assets out of Level 3	0
Transfer of liabilities into Level 3	0
Transfer of liabilities out of Level 3	0
Debt securities | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	9,561
Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	17	₽ 18
At fair value | Debt securities | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	9,561
At fair value | Debt securities | FVOCI assets | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	9,561
At fair value | Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	17	18
At fair value | Long-term loans | FVPL assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	17	18
Fair value disclosed | Bonds issued
Disclosure of detailed information about financial instruments
Financial liabilities, fair value	4,668	5,134
Fair value disclosed | Bonds issued | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial liabilities, fair value	4,668	5,134
Fair value disclosed | Debt securities
Disclosure of detailed information about financial instruments
Financial assets, fair value	3,462	6,476
Fair value disclosed | Debt securities | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	3,462	6,476
Fair value disclosed | Long-term loans
Disclosure of detailed information about financial instruments
Financial assets, fair value	250	196
Fair value disclosed | Long-term loans | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	₽ 250	₽ 196